File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                 October 1, 2019


                        PIONEER HIGH YIELD VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2019


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the portfolio since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2017); and Kenneth Monaghan,
                       Managing Director and Co-Director of High Yield
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2019)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Andrew Feltus, Matthew Shulkin and Kenneth Monaghan. Mr. Feltus, Mr. Shulkin and Mr. Monaghan are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Managing Director and Co-Director of High Yield, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the portfolio since 2007. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at Mast Capital Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the portfolio since 2017. Mr. Monaghan, Managing Director and Co-Director of High Yield of Amundi Pioneer, has served as a portfolio manager of the fund since 2019. Prior to joining Amundi Smith Breeden in 2014, Mr. Monaghan was Partner and Portfolio Manager at Rogge Global Partners from 2008 to 2014, where he was responsible for U.S. High Yield and was an integral part of Rogge's Global High Yield strategy.


























                                                                   31784-00-1019
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2019


                        PIONEER HIGH YIELD VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2019


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the portfolio since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2017); and Kenneth Monaghan,
                       Managing Director and Co-Director of High Yield
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2019)

                                                                   31785-00-1019
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC